SCHEDULE OF LEASE AGREEMENT MATERIAL RESIDUAL VALUE GUARANTEES OR MATERIAL RESTRICTIVE CONVENANTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lease
Operating lease ROU asset	$ 109,369
Operating lease liability - current	54,931
Operating lease liability - non-current	56,885
Total operating lease liability	$ 111,816
Weighted-average remaining lease term (months)	23 months 15 days
Weighted-average discount rate	3.50%
Operating lease cost	$ 15,074
Cash paid for operating lease